Commitments and Contingencies (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended						12 Months Ended
	Jan. 21, 2014 USD ($)	Jan. 21, 2014 CNY	Oct. 21, 2013 CNY	Jun. 05, 2013 CNY	May 31, 2013 CNY	Jan. 23, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 20, 2013 CNY	Dec. 31, 2012 USD ($)
Rental expenses							$ 68	410	383	606
Amount of claim filed against Shandong Fuwei	500	4,138		208	870	953
Frozen bank savings											770
Capital commitments for purchase of property, plant and equipment									12,019			1,985
Litigation Settlement, Amount			160
Loss Contingency Damages Interest Sought Value		2,332
Contingent Liability	$ 500